

CION Investment Corporation ("CION")

Portfolio Holdings: Q3 2016

As of September 30, 2016

CION Investment Management, LLC manages CION Investment Corporation ("CION"), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting CION Securities at 800.435.5697 or by visiting www.cioninvestments.com.

This portfolio holdings fact sheet reflects CION's holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CION or that CION's investment portfolio composition going forward will be as described herein. Please read the CION prospectus, including the "Risk Factors" section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured debt may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact our investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CION Investment Corporation ("CION") is a non-traded business development company, or BDC, that focuses on middle market loans. CION seeks to generate current income, and to a lesser extent, capital appreciation. CION offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies.

CION's portfolio is managed by its adviser – CION Investment Management, LLC, a CION Investments company.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM: $5,000

INVESTMENT COMPOSITION[2]

- 1st Lien Senior Secured Debt......... 56.27%
- 2nd Lien Senior Secured Debt........ 36.16%
- Unsecured Debt..............................2.11%
- Equity.. 0.40%
- Collateralized Securities and Structured Products - Debt........ 2.62%
- Collateralized Securities and Structured Products - Equity...... 2.44%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments ... 92.80%
- Fixed Rate Investments 4.36%
- Other Income Producing Investments 2.44%
- Non-Income Producing Equity 0.40%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CION's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 56.27%					
AbelConn, LLC / Atrenne Computing Solutions, LLC / Airco Industries, LLC	Aerospace & Defense	1.55%	LIBOR+8.75%	1.00% LIBOR Floor	7/17/2019
Worley Claims Services, LLC	Services: Business	1.42%	LIBOR+8.00%	1.00% LIBOR Floor	10/31/2020
American Teleconferencing Services, Ltd.	Telecommunications	1.35%	LIBOR+6.50%	1.00% LIBOR Floor	12/8/2021
AMPORTS, Inc.	Automotive	1.33%	LIBOR+5.00%	1.00% LIBOR Floor	5/19/2020
SmartBear Software Inc.	High Tech Industries	1.33%	LIBOR+7.50%	1.00% LIBOR Floor	12/30/2020
CF Entertainment Inc.	Media: Diversified & Production	1.21%	LIBOR+11.00%	1.00% LIBOR Floor	6/26/2020
TIBCO Software Inc.	High Tech Industries	1.21%	LIBOR+5.50%	1.00% LIBOR Floor	12/4/2020
Elemica, Inc.	High Tech Industries	1.21%	LIBOR+8.00%	1.00% LIBOR Floor	7/7/2021
Nielsen & Bainbridge, LLC	Consumer Goods: Durable	1.13%	LIBOR+5.00%	1.00% LIBOR Floor	8/15/2020
Nextech Systems, LLC	High Tech Industries	1.11%	LIBOR+7.25%	1.00% LIBOR Floor	6/22/2021
RP Crown Parent, LLC	High Tech Industries	1.11%	LIBOR+5.00%	1.00% LIBOR Floor	12/21/2018
Infogroup Inc.	Media: Advertising, Printing & Publishing	1.10%	LIBOR+5.50%	1.50% LIBOR Floor	5/26/2018
Studio Movie Grill Holdings, LLC	Hotel, Gaming & Leisure	1.08%	LIBOR+7.25%	1.00% LIBOR Floor	9/10/2018
CT Technologies Intermediate Holdings, Inc.	Healthcare & Pharmaceuticals	1.04%	LIBOR+4.25%	1.00% LIBOR Floor	12/1/2021
Forbes Media LLC	Media: Advertising, Printing & Publishing	1.04%	LIBOR+6.75%	1.00% LIBOR Floor	9/12/2019
Academy, Ltd.	Retail	1.03%	LIBOR+4.00%	1.00% LIBOR Floor	7/1/2022
NWN Acquisition Holding Company LLC	High Tech Industries	1.02%	LIBOR+10.00%	1.00% LIBOR Floor	10/16/2020
American Residential Services, LLC	Construction & Building	1.00%	LIBOR+4.50%	1.00% LIBOR Floor	6/30/2021
Navex Global, Inc	High Tech Industries	0.97%	LIBOR+4.75%	1.00% LIBOR Floor	11/19/2021
CSP Technologies North America, LLC	Chemicals, Plastics & Rubber	0.96%	LIBOR+6.00%	1.00% LIBOR Floor	1/29/2022
DBRS, Inc.	Services: Business	0.91%	LIBOR+5.25%	1.00% LIBOR Floor	3/4/2022
Central Security Group, Inc.	Services: Consumer	0.91%	LIBOR+5.63%	1.00% LIBOR Floor	10/6/2020
Caraustar Industries, Inc.	Forest Products & Paper	0.90%	LIBOR+6.75%	1.25% LIBOR Floor	5/1/2019
Spinal USA, Inc. / Precision Medical Inc.	Healthcare & Pharmaceuticals	0.87%	LIBOR+9.50%	1.00% LIBOR Floor	1/21/2020
American Dental Partners, Inc.	Healthcare & Pharmaceuticals	0.86%	LIBOR+4.75%	1.00% LIBOR Floor	8/29/2021
Rimini Street, Inc.	High Tech Industries	0.83%	15.00%	None	6/24/2017
American Media, Inc.	Media: Advertising, Printing & Publishing	0.80%	LIBOR+7.50%	1.00% LIBOR Floor	8/24/2020
SG Acquisition, Inc.	Banking, Finance, Insurance & Real Estate	0.79%	LIBOR+5.25%	1.00% LIBOR Floor	8/19/2021
ITC Service Group Acquisition LLC	High Tech Industries	0.78%	LIBOR+9.50%	0.50% LIBOR Floor	5/26/2021
Avaya Inc.	Telecommunications	0.78%	LIBOR+5.25%	1.00% LIBOR Floor	5/29/2020
Scientific Games International, Inc.	Hotel, Gaming & Leisure	0.75%	LIBOR+5.00%	1.00% LIBOR Floor	10/1/2021
Global Cash Access, Inc.	Hotel, Gaming & Leisure	0.73%	LIBOR+5.25%	1.00% LIBOR Floor	12/18/2020
Ignite Restaurant Group, Inc.	Beverage, Food & Tobacco	0.73%	LIBOR+7.00%	1.00% LIBOR Floor	2/13/2019

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 56.27% (CONTINUED)					
Plano Molding Company, LLC	Consumer Goods: Non-Durable	0.73%	LIBOR+6.00%	1.00% LIBOR Floor	5/12/2021
Dodge Data & Analytics, LLC / Skyline Data News and Analytics, LLC	Construction & Building	0.73%	LIBOR+8.75%	1.00% LIBOR Floor	10/31/2019
Steward Health Care System, LLC	Healthcare & Pharmaceuticals	0.70%	LIBOR+5.50%	1.25% LIBOR Floor	4/10/2020
EnTrans International, LLC	Capital Equipment	0.70%	LIBOR+7.50%	1.00% LIBOR Floor	6/4/2020
KPC Health Care, Inc.	Healthcare & Pharmaceuticals	0.69%	LIBOR+9.25%	1.00% LIBOR Floor	8/28/2020
Opal Acquisition, Inc.	Healthcare & Pharmaceuticals	0.69%	LIBOR+4.00%	1.00% LIBOR Floor	11/27/2020
Alvogen Pharma US, Inc.	Healthcare & Pharmaceuticals	0.68%	LIBOR+5.00%	1.00% LIBOR Floor	4/1/2022
Oasis Outsourcing Holdings, Inc.	Services: Business	0.68%	LIBOR+4.75%	1.00% LIBOR Floor	12/26/2021
Lift Brands, Inc.	Services: Consumer	0.67%	LIBOR+8.00%	1.00% LIBOR Floor	12/23/2019
American Clinical Solutions LLC	Healthcare & Pharmaceuticals	0.65%	LIBOR+9.50%	1.00% LIBOR Floor	6/11/2020
ECI Acquisition Holdings, Inc.	High Tech Industries	0.61%	LIBOR+6.25%	1.00% LIBOR Floor	3/11/2019
F+W Media, Inc.	Media: Diversified & Production	0.60%	LIBOR+9.50%	1.25% LIBOR Floor	6/30/2019
Hilex Poly Co. LLC	Containers, Packaging & Glass	0.58%	LIBOR+5.00%	1.00% LIBOR Floor	12/5/2021
Emmis Operating Company	Media: Broadcasting & Subscription	0.57%	LIBOR+6.00%	1.00% LIBOR Floor	6/10/2021
Ipsen, Inc.	Capital Equipment	0.57%	LIBOR+7.00%	1.00% LIBOR Floor	9/30/2019
Survey Sampling International, LLC	Services: Business	0.56%	LIBOR+5.00%	1.00% LIBOR Floor	12/16/2020
SI Organization, Inc.	Services: Business	0.55%	LIBOR+4.75%	1.00% LIBOR Floor	11/23/2019
Infinity Sales Group, LLC	Services: Business	0.54%	LIBOR+10.50%	1.00% LIBOR Floor	11/21/2018
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.54%	LIBOR+4.50%	1.00% LIBOR Floor	7/31/2020
IMG Worldwide Holdings, LLC	Media: Diversified & Production	0.52%	LIBOR+4.25%	1.00% LIBOR Floor	5/6/2021
Telestream Holdings Corp.	High Tech Industries	0.50%	LIBOR+6.77%	1.00% LIBOR Floor	1/15/2020
Access CIG, LLC	Services: Business	0.48%	LIBOR+5.00%	1.00% LIBOR Floor	10/18/2021
Nathan's Famous Inc.	Beverage, Food & Tobacco	0.47%	10.00%	None	3/15/2020
Sequoia Healthcare Management, LLC	Healthcare & Pharmaceuticals	0.47%	16.00%	None	7/17/2019
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.47%	LIBOR+4.75%	1.00% LIBOR Floor	4/28/2021
Photonis Technologies SAS	Aerospace & Defense	0.41%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
LTCG Holdings Corp.	Services: Business	0.40%	LIBOR+5.00%	1.00% LIBOR Floor	6/6/2020
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	0.40%	LIBOR+6.50%	1.00% LIBOR Floor	11/1/2018
Rimini Street, Inc.	High Tech Industries	0.39%	15.00%	None	6/24/2020
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.38%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
Travel Leaders Group, LLC	Services: Consumer	0.37%	LIBOR+6.00%	1.00% LIBOR Floor	12/7/2020
Pacific Coast Holding Investment LLC	Healthcare & Pharmaceuticals	0.37%	LIBOR+9.70%	2.00% LIBOR Floor	2/14/2017
Charming Charlie, LLC	Retail	0.37%	LIBOR+8.00%	1.00% LIBOR Floor	12/24/2019
Labvantage Solutions Ltd.	High Tech Industries	0.36%	EURIBOR+8.00%	1.00% EURIBOR Floor	12/29/2020
Labvantage Solutions Inc.	High Tech Industries	0.34%	LIBOR+8.00%	1.00% LIBOR Floor	12/29/2020
PSC Industrial Holdings Corp.	Services: Business	0.34%	LIBOR+4.75%	1.00% LIBOR Floor	12/5/2020
Petroflow Energy Corporation	Energy: Oil & Gas	0.32%	LIBOR+8.00%	1.00% LIBOR Floor	6/29/2019
Healogics, Inc.	Healthcare & Pharmaceuticals	0.28%	LIBOR+4.25%	1.00% LIBOR Floor	7/1/2021
Adams Publishing Group, LLC	Media: Advertising, Printing & Publishing	0.28%	LIBOR+7.00%	1.00% LIBOR Floor	11/3/2020
STG-Fairway Acquisitions, Inc.	Services: Business	0.28%	LIBOR+5.25%	1.00% LIBOR Floor	6/30/2022
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.25%	LIBOR+4.00%	1.00% LIBOR Floor	7/29/2022
David's Bridal, Inc.	Retail	0.23%	LIBOR+3.75%	1.25% LIBOR Floor	10/11/2019
Murray Energy Corp.	Metals & Mining	0.22%	LIBOR+7.25%	1.00% LIBOR Floor	4/16/2020
SESAC Holdco II LLC	Media: Broadcasting & Subscription	0.21%	LIBOR+4.25%	1.00% LIBOR Floor	2/7/2019
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.17%	LIBOR+4.25%	1.00% LIBOR Floor	4/10/2020
American Energy - Marcellus, LLC	Energy: Oil & Gas	0.17%	LIBOR+4.25%	1.00% LIBOR Floor	8/4/2020
Hyperion Insurance Group Ltd.	Banking, Finance, Insurance & Real Estate	0.14%	LIBOR+4.50%	1.00% LIBOR Floor	4/29/2022
Azure Midstream Energy, LLC	Energy: Oil & Gas	0.14%	LIBOR+6.50%	1.00% LIBOR Floor	11/15/2018
Intertain Group Ltd.	Hotel, Gaming & Leisure	0.13%	LIBOR+6.50%	1.00% LIBOR Floor	4/8/2022
Aquilex, LLC	Chemicals, Plastics & Rubber	0.13%	LIBOR+4.00%	1.00% LIBOR Floor	12/31/2020
EIG Investors Corp.	Services: Business	0.12%	LIBOR+5.48%	1.00% LIBOR Floor	11/9/2019
Ipsen International GmbH	Capital Equipment	0.10%	LIBOR+8.00%	1.00% LIBOR Floor	9/30/2019

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 56.27% (CONTINUED)					
Lanyon Solutions, Inc.	High Tech Industries	0.08%	LIBOR+4.50	1.00% LIBOR Floor	11/13/2020
Vince, LLC	Retail	0.08%	LIBOR+5.00	1.00% LIBOR Floor	11/27/2019
Southcross Holdings Borrower LP	Energy: Oil & Gas	0.01%	9.00%	None	4/13/2023
Spinal USA, Inc. / Precision Medical Inc.	Healthcare & Pharmaceuticals	0.01%	LIBOR+9.50	1.00% LIBOR Floor	7/21/2020
American Media, Inc.	Media: Advertising, Printing & Publishing	0.00%	7.50%	None	8/24/2020
American Media, Inc.	Media: Advertising, Printing & Publishing	0.00%	0.50% Unfunded	None	8/24/2020
Elemica, Inc.	High Tech Industries	0.00%	0.50% Unfunded	None	7/7/2021
2ND LIEN SENIOR SECURED DEBT: 36.16%					
EISI LLC	High Tech Industries	1.38%	LIBOR+8.50%	1.00% LIBOR Floor	9/23/2020
ABG Intermediate Holdings 2 LLC	Retail	1.30%	LIBOR+8.50%	1.00% LIBOR Floor	5/27/2022
Navex Global, Inc.	High Tech Industries	1.12%	LIBOR+8.75%	1.00% LIBOR Floor	11/18/2022
Access CIG, LLC	Services: Business	1.11%	LIBOR+8.75%	1.00% LIBOR Floor	10/17/2022
Wand Intermediate I LP	Automotive	1.10%	LIBOR+7.25%	1.00% LIBOR Floor	9/19/2022
TMK Hawk Parent, Corp.	Beverage, Food & Tobacco	1.05%	LIBOR+7.50%	1.00% LIBOR Floor	10/1/2022
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	1.05%	LIBOR+8.75%	1.00% LIBOR Floor	8/21/2023
MSC.Software Corp.	High Tech Industries	1.04%	LIBOR+7.50%	1.00% LIBOR Floor	5/29/2021
Survey Sampling International, LLC	Services: Business	1.04%	LIBOR+9.00%	1.00% LIBOR Floor	12/16/2021
Vestcom International, Inc.	Services: Business	1.04%	LIBOR+7.75%	1.00% LIBOR Floor	9/30/2022
Mitchell International, Inc.	High Tech Industries	1.04%	LIBOR+7.50%	1.00% LIBOR Floor	10/11/2021
Infiltrator Water Technologies, LLC	Construction & Building	0.99%	LIBOR+8.75%	1.00% LIBOR Floor	5/26/2023
Confie Seguros Holding II Co.	Banking, Finance, Insurance & Real Estate	0.99%	LIBOR+9.00%	1.25% LIBOR Floor	5/8/2019
Patterson Medical Supply, Inc.	Healthcare & Pharmaceuticals	0.94%	LIBOR+8.50%	1.00% LIBOR Floor	8/28/2023
Deltek, Inc.	Services: Business	0.90%	LIBOR+8.50%	1.00% LIBOR Floor	6/26/2023
Pike Corp.	Energy: Electricity	0.88%	LIBOR+8.50%	1.00% LIBOR Floor	6/22/2022
Onex Carestream Finance LP	Healthcare & Pharmaceuticals	0.88%	LIBOR+8.50%	1.00% LIBOR Floor	12/7/2019
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.86%	LIBOR+8.50%	1.00% LIBOR Floor	7/31/2023
Winebow Holdings, Inc.	Beverage, Food & Tobacco	0.84%	LIBOR+7.50%	1.00% LIBOR Floor	1/2/2022
Encapsys, LLC	Chemicals, Plastics & Rubber	0.79%	LIBOR+10.00%	1.00% LIBOR Floor	3/3/2021
Genex Holdings, Inc.	Services: Business	0.77%	LIBOR+7.75%	1.00% LIBOR Floor	5/30/2022
Mississippi Sand, LLC	Metals & Mining	0.77%	LIBOR+10.00%	1.00% LIBOR Floor	11/21/2019
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.77%	LIBOR+8.25%	1.00% LIBOR Floor	4/11/2021
Sterling Midco Holdings, Inc.	Services: Business	0.72%	LIBOR+7.75%	1.00% LIBOR Floor	6/19/2023
Mergermarket USA, Inc.	Services: Business	0.71%	LIBOR+6.50%	1.00% LIBOR Floor	2/4/2022
MWI Holdings, Inc.	Construction & Building	0.71%	LIBOR+9.25%	1.00% LIBOR Floor	12/28/2020
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.69%	LIBOR+8.00%	1.00% LIBOR Floor	7/30/2021
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.69%	LIBOR+8.00%	1.00% LIBOR Floor	12/29/2023
Conisus, LLC	Healthcare & Pharmaceuticals	0.68%	LIBOR+8.75%	1.00% LIBOR Floor	6/23/2021
STG-Fairway Acquisitions, Inc.	Services: Business	0.67%	LIBOR+9.25%	1.00% LIBOR Floor	6/30/2023
PSC Industrial Holdings Corp.	Services: Business	0.67%	LIBOR+8.25%	1.00% LIBOR Floor	12/5/2021
Flexera Software LLC	High Tech Industries	0.66%	LIBOR+7.00%	1.00% LIBOR Floor	4/2/2021
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	0.65%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
Global Tel*Link Corp.	Telecommunications	0.64%	LIBOR+7.75%	1.25% LIBOR Floor	11/23/2020
Asurion, LLC	Services: Consumer	0.56%	LIBOR+7.50%	1.00% LIBOR Floor	3/3/2021
C.H.I. Overhead Doors, Inc.	Construction & Building	0.55%	LIBOR+7.75%	1.00% LIBOR Floor	7/31/2023
Institutional Shareholder Services Inc.	Services: Business	0.54%	LIBOR+7.50%	1.00% LIBOR Floor	4/30/2022
SMG	Hotel, Gaming & Leisure	0.43%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.43%	LIBOR+8.25%	1.00% LIBOR Floor	4/28/2022
TouchTunes Interactive Networks, Inc	Hotel, Gaming & Leisure	0.42%	LIBOR+8.25%	1.00% LIBOR Floor	5/29/2022
Securus Technologies Holdings, Inc.	Telecommunications	0.38%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021
RP Crown Parent, LLC	High Tech Industries	0.36%	LIBOR+10.00%	1.25% LIBOR Floor	12/21/2019
American Residential Services LLC	Construction & Building	0.35%	LIBOR+8.00%	1.00% LIBOR Floor	12/31/2021
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	0.32%	LIBOR+12.00%	1.00% LIBOR Floor	2/11/2020
PFS Holding Corp.	Retail	0.30%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
GOBP Holdings, Inc.	Retail	0.28%	LIBOR+8.25%	1.00% LIBOR Floor	10/21/2022

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
2ND LIEN SENIOR SECURED DEBT: 36.16% (CONTINUED)					
AmWINS Group, LLC	Banking, Finance, Insurance & Real Estate	0.28%	LIBOR+8.50%	1.00% LIBOR Floor	9/4/2020
Kronos Inc.	High Tech Industries	0.27%	LIBOR+8.50%	1.25% LIBOR Floor	4/30/2020
Emerald 3 Ltd.	Environmental Industries	0.19%	LIBOR+7.00%	1.00% LIBOR Floor	5/16/2022
Lanyon Solutions, Inc.	High Tech Industries	0.16%	LIBOR+8.50%	1.00% LIBOR Floor	11/15/2021
Telecommunications Management, LLC	Media: Broadcasting & Subscription	0.11%	LIBOR+8.00%	1.00% LIBOR Floor	10/30/2020
TexOak Petro Holdings LLC	Energy: Oil & Gas	0.09%	8.00%	None	12/29/2019
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - DEBT: 2.62%					
Deutsche Bank AG Frankfurt CRAFT 2015-2 Class Credit Linked Note	Diversified Financials	1.05%	LIBOR+9.25%	None	1/16/2022
NXT Capital CLO 2014-1, LLC Class E Notes	Diversified Financials	0.45%	LIBOR+5.50%	None	4/23/2026
Deutsche Bank AG Frankfurt CRAFT 2014-1 Class Credit Linked Note	Diversified Financials	0.37%	LIBOR+9.65%	None	5/15/2019
Great Lakes CLO 2014-1, Ltd. Class E Notes	Diversified Financials	0.30%	LIBOR+5.25%	None	4/15/2025
JFIN CLO 2014, Ltd. Class E Notes	Diversified Financials	0.15%	LIBOR+5.00%	None	4/20/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1A Class Credit Linked Note	Diversified Financials	0.14%	LIBOR+9.25%	None	4/17/2020
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Diversified Financials	0.12%	LIBOR+5.65%	None	10/20/2025
Deutsche Bank AG Frankfurt CRAFT 2013-1X Class Credit Linked Note	Diversified Financials	0.04%	LIBOR+9.25%	None	4/17/2020
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - EQUITY: 2.44%					
Ivy Hill Middle Market Credit Fund VIII, Ltd. Subordinated Loan	Diversified Financials	0.70%	Residual	None	2/2/2026
Ivy Hill Middle Market Credit Fund IX, Ltd. Subordinated Notes	Diversified Financials	0.44%	Residual	None	10/18/2025
Ivy Hill Middle Market Credit Fund X, Ltd. Subordinated Notes	Diversified Financials	0.26%	Residual	None	7/24/2027
APIDOS CLO XVI Subordinated Notes	Diversified Financials	0.26%	Residual	None	1/19/2025
Dryden XXIII Senior Loan Fund Subordinated Notes	Diversified Financials	0.25%	Residual	None	7/17/2023
Anchorage Capital CLO 2012-1, Ltd. Subordinated Notes	Diversified Financials	0.20%	Residual	None	1/13/2025
Galaxy XV CLO Ltd. Class A Subordinated Notes	Diversified Financials	0.15%	Residual	None	4/15/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Diversified Financials	0.10%	Residual	None	10/20/2025
CENT CLO 19 Ltd. Subordinated Notes	Diversified Financials	0.08%	Residual	None	10/29/2025
UNSECURED DEBT: 2.11%					
NFP Corp.	Banking, Finance, Insurance & Real Estate	0.66%	9.00%	None	7/15/2021
Radio One, Inc.	Media: Broadcasting & Subscription	0.60%	9.25%	None	2/15/2020
Alliant Holdings I, L.P.	Banking, Finance, Insurance & Real Estate	0.52%	8.25%	None	8/1/2023
American Tire Distributors, Inc.	Automotive	0.33%	10.25%	None	3/1/2022
EQUITY: 0.40%					
Speed Commerce Investment Part, LLC	High Tech Industries	0.19%	None	None	None
Encapsys, LLC	Chemicals, Plastics & Rubber	0.07%	None	None	None
NSG Co-Invest (Bermuda), LP	Consumer Goods: Durable	0.07%	None	None	None
Mooregate ITC Acquisition, LLC	High Tech Industries	0.04%	None	None	None
NS NWN Acquisition, LLC	High Tech Industries	0.02%	None	None	None
Southcross Holdings LP	Energy: Oil & Gas	0.01%	None	None	None
Southcross Holdings GP, LLC	Energy: Oil & Gas	0.00%	None	None	None
Texoak Petro Holdings, LLC	Energy: Oil & Gas	0.00%	None	None	None

2. Information is based on the relative fair value of the underlying portfolio holdings.
3. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Euro Interbank Offered Rate, or EURIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the European interbank market. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
4. Rate is the total interest rate on the loan, often based on LIBOR or EURIBOR, plus a margin, or residual cash flow.
5. Debt with a LIBOR or EURIBOR floor pay an interest rate of LIBOR or EURIBOR, plus a margin, so long as LIBOR or EURIBOR remains above the specified floor level. If however, LIBOR or EURIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less, and, on a look through basis, includes Total Return Swap ("TRS") reference assets, which are owned and held by a counterparty to the TRS agreement. Percentages represent approximate figures.



CION-PORT-1116 EXP: 03/2017